Report Of The Directors Financial Review Risk Report - Non-trading VaR 99% 1 Day (Details) - Non-trading portfolios - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 130.5	$ 68.0
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	84.5	116.0
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	132.8	154.1
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	60.9	68.0
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	96.2	61.4
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	65.9	96.8
Interest rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	100.1	129.3
Interest rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	49.2	59.9
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	62.5	37.2
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	44.2	48.3
Credit spread | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	81.2	96.0
Credit spread | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	26.6	27.6
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(28.2)	(30.6)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (25.6)	$ (29.1)